Consolidated Statements of Comprehensive Income (Parenthetical) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Consolidated Statements of Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax		$ 1.2
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax	$ 9		$ (9)
Other Comprehensive Income (Loss), Available-for-sale Securities, before Reclassification Adjustments, Tax	0		1
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), Tax	2		4
Other comprehensive loss, Tax	$ 11		$ (4)